Significant Accounting and Reporting Policies - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Significant Accounting Policies [Line Items]
A maximum lag period of recognizing the results of subsidiaries and affiliates	3 months
Increase in additional paid-in capital had such stock splits made prior to October 1, 2001	¥ 24,674
Advance and/or progress payments for development of condominiums for sale	111,813	34,556
Finished goods	24,291	6,933
Write-down of advance and/or progress payments for development of residential condominiums	5,650	3,377	4,039
Capitalized interest costs related to specific long-term development projects	981	1,707	2,395
Advertising expense	15,269	11,579	5,888
Investment in operating leases | Transportation equipment
Significant Accounting Policies [Line Items]
Estimated average useful lives	9 years
Investment in operating leases | Measuring and information-related equipment
Significant Accounting Policies [Line Items]
Estimated average useful lives	4 years
Investment in operating leases | Real Estate
Significant Accounting Policies [Line Items]
Estimated average useful lives	31 years
Investment in operating leases | Property, Plant and Equipment, Other Types
Significant Accounting Policies [Line Items]
Estimated average useful lives	6 years
Other Operating Assets
Significant Accounting Policies [Line Items]
Depreciation expenses	15,129	8,072	6,547
Accumulated depreciation	62,182	48,313
Other Operating Assets | Property, Plant and Equipment, Other Types | Maximum
Significant Accounting Policies [Line Items]
Estimated average useful lives	20 years
Other Operating Assets | Buildings | Maximum
Significant Accounting Policies [Line Items]
Estimated average useful lives	50 years
Other Operating Assets | Land improvement | Maximum
Significant Accounting Policies [Line Items]
Estimated average useful lives	60 years
Office Facilities
Significant Accounting Policies [Line Items]
Depreciation expenses	3,494	2,994	3,228
Accumulated depreciation	¥ 39,747	¥ 41,698
Office Facilities | Buildings and fixtures | Maximum
Significant Accounting Policies [Line Items]
Estimated average useful lives	62 years
Office Facilities | Machinery and equipment | Maximum
Significant Accounting Policies [Line Items]
Estimated average useful lives	20 years